GOING CONCERN CONSIDERATION	4 Months Ended
Dec. 31, 2025
Pelican Holdco Inc [Member]
GOING CONCERN CONSIDERATION

NOTE 2 — GOING CONCERN CONSIDERATION

The Company’s financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. As of December 31, 2025, the Company had no cash and cash equivalents and a working capital deficit of $88,845.

The Company’s operating results for future periods are subject ability to raise sufficient capital and/or obtaining the necessary financing to support ongoing and future operations. While the Company expects to obtain the capital and/or financing that is needed, there is no assurance that the Company will be successful in obtaining the necessary funds for future operations. to numerous uncertainties, and it is uncertain whether the Company will be able to reduce or eliminate its net losses for the foreseeable future. Accordingly, the Company will need to raise additional financing. If the Company is unable to raise additional capital when desired, the Company’s business, results of operations and financial condition would be materially and adversely affected. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern through twelve months from the date these financial statements are available to be issued. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.